Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
BASIC AND DILUTED LOSS PER SHARE (in Dollars per share)	$ (2.17)	$ (1.28)	$ (1.23)